REVENUES - Segment Revenue By Type (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 2,318	$ 2,451	$ 4,549	$ 4,819
Other revenues	0	1	20	2
Total revenues	2,318	2,452	4,569	4,821
Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,295	1,556	2,523	2,954
Other revenues	0	1	20	2
Total revenues	1,295	1,557	2,543	2,956
Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	802	750	1,601	1,602
Other revenues	0	0	0	0
Total revenues	802	750	1,601	1,602
Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	221	145	425	263
Other revenues	0	0	0	0
Total revenues	$ 221	$ 145	$ 425	$ 263